Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Contract	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract
Financing Receivable Modifications Information [Abstract]
TDR's classifications from previously performing loans		$ 11,700	$ 11,100
New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	16	21	30
Pre-Modification Outstanding Recorded Investment	[1]	$ 2,597	$ 2,981	$ 3,427
Post-Modification Outstanding Recorded Investment	[1]	$ 2,597	$ 2,981	$ 3,427
Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		4	6	1
Pre-Modification Outstanding Recorded Investment		$ 586	$ 632	$ 35
Post-Modification Outstanding Recorded Investment		$ 586	$ 632	$ 35
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	1	1	6
Pre-Modification Outstanding Recorded Investment	[1]	$ 125	$ 125	$ 747
Post-Modification Outstanding Recorded Investment	[1]	$ 125	$ 125	$ 747
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	12	18	18
Pre-Modification Outstanding Recorded Investment	[1]	$ 2,303	$ 2,621	$ 2,349
Post-Modification Outstanding Recorded Investment	[1]	$ 2,303	$ 2,621	$ 2,349
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		4	6	1
Pre-Modification Outstanding Recorded Investment		$ 586	$ 632	$ 35
Post-Modification Outstanding Recorded Investment		$ 586	$ 632	$ 35
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	0	0	1
Pre-Modification Outstanding Recorded Investment	[1]	$ 0	$ 0	$ 6
Post-Modification Outstanding Recorded Investment	[1]	$ 0	$ 0	$ 6
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	0	0
Pre-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	3	2	5
Pre-Modification Outstanding Recorded Investment	[1]	$ 169	$ 235	$ 325
Post-Modification Outstanding Recorded Investment	[1]	$ 169	$ 235	$ 325
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	0	0
Pre-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.